Capital Structure, Common Stock - Equity Offerings in 2020 (Details) $ / shares in Units, $ in Thousands										1 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Sep. 01, 2020 USD ($) shares	Aug. 20, 2020 USD ($) $ / shares shares	Jun. 08, 2020 USD ($) $ / shares shares	May 07, 2020 USD ($) $ / shares shares	May 04, 2020 USD ($) $ / shares shares	Apr. 22, 2020 USD ($) $ / shares shares	Apr. 14, 2020 USD ($) $ / shares shares	Apr. 02, 2020 USD ($) $ / shares shares	May 13, 2019 USD ($)	Oct. 31, 2020 USD ($) shares	Aug. 31, 2020 USD ($) Offering Placement	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) Offering Placement $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Common Stock [Abstract]
Gross proceeds | $	$ 1,782	$ 25,000		$ 5,202	$ 5,154	$ 6,090	$ 6,750	$ 6,899	$ 14,293	$ 20	$ 73,750	$ 4,100	$ 73,750	$ 13,225	$ 0
Net proceeds | $									$ 12,647		$ 71,835
Number of follow-on public offerings | Offering											2		2
Number of registered direct offerings | Offering											4		4
Number of private placements | Placement											4		4
Number of units included in public offering (in shares)		35,714,286						2,536,468
Number of securities called by warrants (in shares)		35,714,286		2,709,375	2,684,375	3,171,875	3,125,000	2,536,468
Issuance of common stock and warrants (in shares)	2,582,142			2,709,375	2,684,375	3,171,875	3,125,000			2,000,000		2,263,421		1,129,226
Warrant exercise price (in dollars per share) | $ / shares								$ 2.72
Sales price per unit (in dollars per share) | $ / shares				$ 1.92	$ 1.92	$ 1.92	$ 2.16
Class D Warrants [Member]
Common Stock [Abstract]
Gross proceeds | $			$ 982
Number of securities included in units offered (in shares)								40,583,500				40,583,500	40,583,500
Number of securities called by warrants (in shares)			614,046
Warrant exercise price (in dollars per share) | $ / shares			$ 1.60			$ 1.92		$ 2.72				$ 1.60	$ 1.60
Class E Warrants [Member]
Common Stock [Abstract]
Number of securities included in units offered (in shares)		35,714,286
Warrant exercise price (in dollars per share) | $ / shares		$ 0.70
Warrants issued (in shares)		5,182,142
Common Stock [Member]
Common Stock [Abstract]
Number of securities included in units offered (in shares)		1						1
Issuance of common stock and warrants (in shares)															7,500
Over-Allotment Option [Member]
Common Stock [Abstract]
Number of units included in public offering (in shares)								330,843
Over-Allotment Option [Member] | Class D Warrants [Member]
Common Stock [Abstract]
Number of securities called by warrants (in shares)								110,281
Warrant exercise price (in dollars per share) | $ / shares								$ 3.40
Warrants issued (in shares)								1,764,500
Over-Allotment Option [Member] | Class E Warrants [Member]
Common Stock [Abstract]
Warrant exercise price (in dollars per share) | $ / shares		$ 0.01
Warrants issued (in shares)		5,182,142